Exploration Expenditures - Schedule of Exploration Expenditures by Activity (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Schedule of Exploration Expenditures by Activity [Abstract]
Salaries, geological consultants and support, and travel	$ 14,800	$ 8,775
Site preparation, supplies, field and general	12,805	8,195
Drilling and drilling related costs	14,877	4,339
Assay and analysis	2,735	502
Community relations, environmental and permitting	8,631	7,303
Concession fees	553	565
Studies	3,878	42
Reclamation provision	2,216	304
Amortization	1,012	928
Exploration expenses	$ 61,507	$ 30,953